Inventories - Composition of inventory balances (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials and consumables	£ 298	£ 310
Work in progress	20	35
Finished goods	1,090	1,003
Total	£ 1,408	£ 1,348